                   PROSPECTUS SUPPLEMENT DATED JUNE 20, 2002

HARTFORD HLS FUNDS                                               CLASS IA SHARES

--------------------------------------------------------------------------------

                            THIS SUPPLEMENT UPDATES
                HARTFORD HLS FUNDS PROSPECTUS DATED MAY 1, 2002
--------------------------------------------------------------------------------

                           HARTFORD ADVISERS HLS FUND

    Effective June 20, 2002, John Keogh, a Senior Vice President and Partner of Wellington Management Company, LLP, became an Associate Portfolio Manager of Hartford Advisers HLS Fund. Mr. Keogh joined Wellington Management in 1983 and has been an investment professional since 1979.
--------------------------------------------------------------------------------

THE INVESTMENT POLICY REVISIONS INDICATED BELOW WILL BECOME EFFECTIVE ON AUGUST
                                   20, 2002.

                            HARTFORD MIDCAP HLS FUND

    The first two sentences in the first paragraph under "Investment Strategy" on page 42 of the Hartford HLS Funds prospectus are deleted and replaced by the following:

      "Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid capitalization companies. The fund defines mid capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and Standard & Poor's 400 Indices. As of April 30, 2002 this range was between approximately $30 million and $16.8 billion."
--------------------------------------------------------------------------------

                         HARTFORD MIDCAP VALUE HLS FUND

    The first three sentences in the first paragraph under "Investment Strategy" on page 45 of the Hartford HLS Funds prospectus are deleted and replaced by the following:

      "Under normal circumstances, the fund invests at least 80% of its assets in mid capitalization companies. The fund defines mid capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and Standard & Poor's 400 Indices. As of April 30, 2002 this range was between approximately $30 million and $16.8 billion."
--------------------------------------------------------------------------------

                        HARTFORD SMALL COMPANY HLS FUND

    The first two sentences in the first paragraph under "Investment Strategy" on page 47 of the Hartford HLS Funds prospectus are deleted and replaced by the following:

      "Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and Standard & Poor's 600 Indices. As of April 30, 2002 this range was between approximately $0 and $3.2 billion."
--------------------------------------------------------------------------------

                       HARTFORD SMALLCAP GROWTH HLS FUND

    The first three sentences in the first paragraph under "Investment Strategy" on page 50 of the Hartford HLS Funds prospectus are deleted and replaced by the following:

      "Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that Wellington Management believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and Standard & Poor's 600 Indices. As of April 30, 2002 this range was between approximately $0 and $3.2 billion."

                   PROSPECTUS SUPPLEMENT DATED JUNE 20, 2002

HARTFORD HLS FUNDS                                               CLASS IB SHARES

--------------------------------------------------------------------------------

                            THIS SUPPLEMENT UPDATES
                HARTFORD HLS FUNDS PROSPECTUS DATED MAY 1, 2002
--------------------------------------------------------------------------------

                           HARTFORD ADVISERS HLS FUND

    Effective June 20, 2002, John Keogh, a Senior Vice President and Partner of Wellington Management Company, LLP, became an Associate Portfolio Manager of Hartford Advisers HLS Fund. Mr. Keogh joined Wellington Management in 1983 and has been an investment professional since 1979.
--------------------------------------------------------------------------------

THE INVESTMENT POLICY REVISIONS INDICATED BELOW WILL BECOME EFFECTIVE ON AUGUST
                                   20, 2002.

                            HARTFORD MIDCAP HLS FUND

    The first two sentences in the first paragraph under "Investment Strategy" on page 44 of the Hartford HLS Funds prospectus are deleted and replaced by the following:

      "Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid capitalization companies. The fund defines mid capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and Standard & Poor's 400 Indices. As of April 30, 2002 this range was between approximately $30 million and $16.8 billion."
--------------------------------------------------------------------------------

                         HARTFORD MIDCAP VALUE HLS FUND

    The first three sentences in the first paragraph under "Investment Strategy" on page 47 of the Hartford HLS Funds prospectus are deleted and replaced by the following:

      "Under normal circumstances, the fund invests at least 80% of its assets in mid capitalization companies. The fund defines mid capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and Standard & Poor's 400 Indices. As of April 30, 2002 this range was between approximately $30 million and $16.8 billion."
--------------------------------------------------------------------------------

                        HARTFORD SMALL COMPANY HLS FUND

    The first two sentences in the first paragraph under "Investment Strategy" on page 49 of the Hartford HLS Funds prospectus are deleted and replaced by the following:

      "Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and Standard & Poor's 600 Indices. As of April 30, 2002 this range was between approximately $0 and $3.2 billion."
--------------------------------------------------------------------------------

                       HARTFORD SMALLCAP GROWTH HLS FUND

    The first three sentences in the first paragraph under "Investment Strategy" on page 52 of the Hartford HLS Funds prospectus are deleted and replaced by the following:

      "Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that Wellington Management believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and Standard & Poor's 600 Indices. As of April 30, 2002 this range was between approximately $0 and $3.2 billion."